Financial risk management, objective and policies (Details Narrative)	Mar. 31, 2026
Currency risk [member]
IfrsStatementLineItems [Line Items]
Foreign Currency Sensitivity, Percentage of Reasonably Possible Change in Actuarial Assumption	5.00%